NET EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Six months ended June 30,
	2023		2022
	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings from continuing operations	12,232	(4,059)	6,943	(9,181)

Effect of potential dilutive Common Shares	-	-	181	(5,703)

For the computation of diluted net earnings from continuing operations	12,232	(4,059)	7,124	(14,884)

For the computation of basic and diluted net earnings from discontinued operations	-	-	6,943	(18,936)

	Three months ended June 30,
	2023		2022
	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings from continuing operations	13,184	(3,459)	6,863	(3,388)

Effect of potential dilutive Common Shares	-	-	181	(3,028)

For the computation of diluted net earnings from continuing operations	13,184	(3,459)	7,044	(6,416)

For the computation of basic and diluted net earnings from discontinued operations	-	-	6,863	(15,277)